Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	INVESTED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0001141323
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 25, 2013
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013